ASSET RETIREMENT OBLIGATIONS (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations, Noncurrent	$ 1,102,909	$ 1,101,110	$ 1,099,311	$ 1,099,311	$ 248,651	$ 248,651	$ 246,866
Accretion Expense	1,800	1,799	1,799	5,398	$ 16,473	806,381	1,785
Asset Retirement Obligation, Revision of Estimate	(0)	(0)				70,949
[custom:SettlementOfAROObligation]						(26,670)
Asset Retirement Obligations, Noncurrent	$ 1,104,709	$ 1,102,909	$ 1,101,110	$ 1,104,709		$ 1,099,311	$ 248,651